General (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 30, 2021	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 25, 2020	Apr. 29, 2020
General (Textual)
Revenue				$ 112
Annual interest rate			3.00%
Repaid achieved earnings before interest amount			$ 15,000
Depreciation and amortization amount			3,000
Convertible loan			$ 972
Shares issued			1,146,005
Cash and cash equivalents			$ 105	23
Net losses			(1,368)	(1,111)
Accumulated deficit			(5,131)	$ (3,763)
working capital			$ 1,176
Convertible Debt [Member]
General (Textual)
Annual interest rate			6.00%
Convertible loan			$ 400
Shares issued			700,000
Accumulated interest amount			$ 48
Common Stock [Member]
General (Textual)
Stock issued shares services			1,423,453
Share based compensation expense			$ 429
Issuance of shares in exchange for convertible loans			869,470
Chief Executive Officer [Member]
General (Textual)
Shares issued				25,000
Accrued payment				$ 32
Post transaction shares				45,968
Share Exchange Agreement [Member]
General (Textual)
Shares issued			28,469,065
Securities exchange agreements, description			Accordingly, each outstanding share of Duke Inc. common stock was exchanged for the right to receive 1.2421 shares of the Company's common stock (the "Exchange Ratio"). Of the shares of Duke Inc. common stock that were exchanged for shares of the Company's common stock, 51,410 (representing 63,856 shares of the Company's common stock post-Share Exchange) were issued but remained in escrow until the Company completed the Short-Form Merger (as defined hereunder).
Stockholders exchange shares			22,920,107
Issued and outstanding shares percentage			99.00%
Owned an equivalent percentage			71.00%
Several Securities Exchange [Member]
General (Textual)
Annual interest rate			6.00%
Convertible loan			$ 965
Securities exchange agreements, description			Pursuant to the Debt Cancellation Letters, 842,135 shares of the Duke Inc. common stock (1,046,016 shares post Exchange Ratio) were issued in exchange for the cancellation of $623 in debt, leaving $280 of outstanding Stockholders Loans.
Principal amount			$ 35
Several Securities Exchange [Member] | Subsequent Event [Member]
General (Textual)
Principal amount	$ 835
Several Securities Exchange [Member] | Common Stock [Member]
General (Textual)
Shares issued			9,623,621
USDR Agreements [Member]
General (Textual)
Debt Cancellation Shares			$ 0.374
Common stock, par value						$ 0.0001
Annual interest rate			15.00%
Convertible loan			$ 965
Loan term			12 months
Additional extended Loans term			12 months
Stock based valuations, description			(i) the lowest effective price per share set in connection with any funds raised by USDR during the six months following the Share Exchange; (ii) 80% of the lowest effective price per share set in connection with any funds raise by USDR at any time subsequent to six months following the Share Exchange until such time as the Investors’ Loans are fully repaid; (iii) a price per share reflecting a post-money valuation of USDR of $15 million following the next investment in USDR following closing; or (iv) if at any time following the 6 month anniversary of the closing of the Share Exchange and until such time as the Investors’ Loans are fully repaid, USDR sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues any common stock entitling any person to acquire shares of common stock at an effective price per share that is lower than $0.374.
Securities exchange agreements, description		(i) 63,856 shares of common stock of the Company that were issued to certain stockholders of Duke Inc. upon the consummation of the Short-Form Merger; (ii) 14,614,751 shares of common stock of the Company of certain selling stockholders named in the S-1 Registration Statement; and (iii) 3,649,733 shares of common stock of the Company issuable upon conversion of Convertible Notes (see Note 6 below).	Securities exchange agreements with outstanding debt holders of USDR, Alpha Capital Anstalt ("Alpha") and GreenBlock Capital LLC ("GBC") to respectively cancel existing debentures or debt in the total amount of $658 and in exchange issue new debentures in the aggregate amount of $400 and issue 698,755 and 65,198 shares of common stock to each of Alpha and GBC, respectively (the "New Debentures"). The New Debentures mature three years from the Effective Date, bear interest at a rate of 8% per year and are only convertible into shares of the Company's common stock, at an original conversion price of $0.374 (the "Original Conversion Price"); provided, however, that such Original Conversion Price shall be adjusted downward in the event that USDR, as applicable, sells or grants any options to purchase or sells or grants any right to reprice, or otherwise dispose or issues any common stock or common stock equivalents entitling any purchaser to acquire shares of the Company's common stock at an effective price per share that is lower than the Original Conversion Price (such issuance, a "Dilutive Event"). In the event of a Dilutive Event at any time from the Effective Time through the six (6) month anniversary of the Effective Time, any such adjustment shall occur immediately after the completion of such period. As of March 30, 2021, the New Debentures have an aggregate outstanding principal balance of $200 as a result of conversions of the New Debentures (see note 15 below).
Merger Agreement [Member]
General (Textual)
Shares issued					63,856